11. Inventories	12 Months Ended
Dec. 31, 2017
Inventories Abstract
Inventories
	2017	2016
	ARS 000	ARS 000

Non-current:
Materials and spare parts	102,384	61,711
Provision for impairment in value	(54,181)	(30,881)
	48,203	30,830
Current:
Materials and spare parts	101,016	128,691
Fuel oil	7,461	7,461
Diesel oil	1,813	1,813
	110,290	137,965